UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Arthur D. Charpentier
Address: 660 White Plains Road
         Suite 400
         Tarrytown, New York  10591


Form 13F File Number: 28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur D. Charpentier
Title:
Phone:   (914) 332-5063

Signature, Place, and Date of Signing:

  /s/ Arthur D. Charpentier  Tarrytown, New York   August 4, 1999
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

























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


                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $193,835
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-
























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


                                                   Form 13F INFORMATION TABLE

                                                                                                      COLUMN
    COLUMN 1            COLUMN 2    COLUMN 3      COLUMN 4             COLUMN 5          COLUMN 6       7          COLUMN 8
--------------------  ------------  ---------  -------------  -------------------------  -----------  ---  ----------------------
                      TITLE                    VALUE          SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP                     PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE      SHARED  NONE
-------------------   ---------     ---------  ------------   -----------  ----  ----    -----------  ---- --------  ------  ----

C.H. Robinson
 Worldwide, Inc.      Common        12541W100     4,593,750      125,000                        sole          125,000
Capital One Financial
 Corp.                Common        14040H105    43,737,074      785,402                        sole          785,402
ChoicePoint Inc.      Common        170388102     2,739,707       40,815                        sole           40,815
Conseco Inc.          Common        550819106    12,395,215      407,235                        sole          407,235
Equifax Inc.          Common        294429105    14,690,759      411,650                        sole          411,650
The Goldman Sachs
 Group, Inc.          Common        38141G104        72,250        1,000                        sole            1,000
Gulf Canada Resources Common        40218L305     5,025,000    1,200,000                        sole        1,200,000
Hub Group Inc. CL-A   Common        443320106     4,150,938      185,000                        sole          185,000
IndyMac Mortgage
 Holdings Inc.        Common        44977L100    16,200,000    1,012,500                        sole        1,012,500
Litchfield Financial
 Corp.                Common        536619109    10,040,194      592,779                        sole          592,779
Lydall Inc.           Common        550819106     4,025,000      350,000                        sole          350,000
National Data Corp.   Common        635621105    17,719,875      414,500                        sole          414,500
Ocean Energy Inc.     Common        67481E106       481,250       50,000                        sole           50,000
Schawk Inc.           Common        806373106     6,707,817      750,525                        sole          750,525
Charles Schwab Corp.  Common        808513105    44,730,766      410,374                        sole          410,374
Union Pacific
 Resources Group      Common        907834105     6,525,000      400,000                        sole          400,000
COLUMN TOTAL                                    193,834,595

[Repeat as necessary]













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